Related Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Related Party Transactions [Abstract]
Schedule of transactions with relative parties	B. Transactions with Subsidiaries and Key Management Personnel:
		Subsidiaries			KMP		Significant influenc Entity-KMP		Relatives of KMP
S. No.	Particulars	March 31, 2023		March 31, 2022	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022	March 31, 2023	March 31, 2022
1	Transactions made during the year
2	Subscription income						107,322.00	-
3	Installation charges						125,071.00	-
4	Loan taken	3,853,017	*	-	311.00	292,904.00
5	Loan write bck				10.00
6	Loan Repayment				(19,000.00)	(304,500.00)
7	Commisiio expenses						696,746.00
8	Bawith charges						25,245.00
9	Purchase of materails						5,111.00
12	Remuneration				95,644.00	-			20,507.00	-
13	Rent paid/ provided					-			6,703.00
16	Interest on loans						218.00
	Issue of Shares	2,501,000	*
	Investment in CCD of Subsidary	3,853,017	*
17	Investments in shares of subsidaries	2,501,000	*	-
18	Reimursement of expenss				31,155.00	-
19	Loans and Advances given	3,853,017	*	-					97,355.00	-
1	Trade receivable						352,424.00
2	Trade payable				3,555.00	-	2,712,683.00	2,953,720.00
3	Outstanding loan payable	3,853,017	*		544,851.00	38,155.00	-
4	Outstanding loan receivable	3,853,017	*				35,598.00	-	95,443.00
7	Outstanding receivable				214,458.00	214,458.00	1,083,034.00	-
9	IPO amount with Lytus Inc Receivable	118,728
	IPO amount of Lytus BVI Payable	118,728